Segmental analysis - Schedule of revenue by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	£ 18,449	£ 13,665	[1]	£ 13,360	[2]
UK
Disclosure of operating segments [line items]
Revenue	7,803	4,368		4,102
US
Disclosure of operating segments [line items]
Revenue	10,646	9,297		9,258
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue		13,665		13,360
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	2,028	1,964		1,978
UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	2,028	1,964		1,978
UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	1,468	0		0
UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	1,468	0		0
UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	3,437	2,018		1,716
UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	3,437	2,018		1,716
New England
Disclosure of operating segments [line items]
Revenue	4,550	4,214		4,235
New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	4,550	4,214		4,235
New York
Disclosure of operating segments [line items]
Revenue	5,561	4,605		4,601
New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	5,561	4,605		4,601
NGV and Other
Disclosure of operating segments [line items]
Revenue	1,405	864		830
NGV and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	1,405	864		830
Operating segments | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	18,488	13,675		13,372
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	2,035	1,974		1,986
Operating segments | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	1,482	0		0
Operating segments | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	3,455	2,018		1,716
Operating segments | New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	4,550	4,214		4,235
Operating segments | New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	5,561	4,605		4,601
Operating segments | NGV and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	1,405	864		834
Sales between segments | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	(39)	(10)		(12)
Sales between segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	(7)	(10)		(8)
Sales between segments | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	(14)	0		0
Sales between segments | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	(18)	0		0
Sales between segments | New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	0	0		0
Sales between segments | New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	0	0		0
Sales between segments | NGV and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue	£ 0	£ 0		£ (4)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.